SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity-Wide Revenue, Major Customer, Percentage	19.00%	25.00%	29.00%